ACQUISITIONS AND DISPOSALS - Disposal of Guofu Huimei and its subsidiaries (Details) - Guofu Huimei and its subsidiaries ("GFHM disposal group") ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 26, 2022 CNY (¥)	Dec. 26, 2022 USD ($)
ACQUISITIONS AND DISPOSALS
Disposition of net assets			¥ 189,402	$ 27,460
Goodwill			¥ 6,450	$ 935
Shanghai Epu and Shanghai Rongsheng
ACQUISITIONS AND DISPOSALS
Disposal group, cash consideration	¥ 190,000	$ 27,547